Net Income or Loss per Limited Partner Unit - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Weighted Average Number Diluted Limited Partnership Units Outstanding Adjustment	19,179	33,043	64,286